Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 431,307	$ 66,778
Restricted cash	200,000
Net loss	(1,035,751)	1,354,538	$ 1,912,016
Operating activities	(996,581)	1,160,829	1,302,350
Aggregate purchase price	3
Allowance of accounts receivables	87,160
Accounts receivable write off		601,857
Deferred offering costs		1,979,544
Bad debts allowance	$ 1,980,245	1,525,165
Investors until percentage	100.00%
Carried interest rate	100.00%
Allowance of contract assets	$ 713
Short-term assets	24,803
Impairment of long-lived assets
Operation cost and expenses	1,460,517	690,409	$ 1,097,997
Deferred tax assets on tax loss carry-forwards	31,456
Deferred tax liabilities	$ 14,415	$ 21,785
Tax benefit percentage	50.00%
Exchange rates	7.831	7.868
Average exchange rate	7.8283	7.8273	7.7646
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Performance fee rate percentage	15.00%
Net asset percentage		0.40%
Percentage of investor’s subscription amount		1.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Performance fee rate percentage	25.00%
Net asset percentage		1.50%
Percentage of investor’s subscription amount		2.50%